Discontinued Operations - Additional Information (Details) - HKD ($) $ in Thousands				12 Months Ended
	Nov. 20, 2019	Apr. 20, 2018	Mar. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 15, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income				$ 40,849	$ 177,974	$ 139,895
Gains on disposals including in net income from discontinuing operations				47,845	171,809	141,341
Plastec International Holdings Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on disposals including in net income from discontinuing operations				$ 47,845	$ 171,809	$ 141,341
Consideration for disposal		$ 70
Amounts due from former subsidiary disposed of		$ 258,910	$ 258,910
Unaffiliated third party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for disposal	$ 47,965						$ 47,965
Amounts due from former subsidiary disposed of	$ 112,035